FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 23, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ 2,218.3	$ 1,654.5
Assets	4,425.1	3,971.6
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	841.1	498.0
Assets	535.9	728.6
Recurring fair value measurement | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	23.7	29.2
Marketable securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	6.1	40.4
Embedded derivative | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	1.5
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0.0	0.0
Assets	20.0	19.3
Level 3 | Recurring fair value measurement | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Level 3 | Marketable securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.4	0.4
Reduction in value of marketable securities	0.0
Change in fair value reported in OCI, net of income taxes	$ 0.0
Level 3 | Embedded derivative | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		$ 0.0
5.75% senior notes | Fixed interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest rate	5.75%	5.75%	5.75%
5.75% senior notes | Recurring fair value measurement | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ 352.5	$ 446.0
5.75% senior notes | Level 3 | Recurring fair value measurement | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0.0	0.0
Equipment loans | Recurring fair value measurement | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	15.8	19.1
Equipment loans | Level 3 | Recurring fair value measurement | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0.0	0.0
Credit Facility | Recurring fair value measurement | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	455.0	$ 0.0
Credit Facility | Level 3 | Recurring fair value measurement | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ 0.0